UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00216

Nicholas High Income Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2006

Date of reporting period: 06/30/2006

Item 1. Report to Stockholders.

August 2006

Report to Fellow Shareholders:

The Nicholas High Income Fund returned 2.69% for the first half of 2006, which was ahead of the Morningstar High Yield Bond category return of 2.46%, but modestly behind the bond market indices. For the year ending June 30, 2006, the Fund produced a good relative return of 5.04%, net of fees, compared to the Merrill Lynch U.S. High Yield Master II Index gross return of 4.70%. The high yield bond market has produced more modest returns over the period as a result of historically high valuations and caution stemming from the Federal Reserve raising interest rates. As we noted a year ago, the average spread on the high yield market was near its all-time tights (high valuation) at the end of 2004, which left little room for improvement in 2006; therefore, greater prudence is to maintain principal value. The high yield corporate bond market faces similar challenges to those presented in 2005 including rising energy costs, the Federal Reserve tightening credit, a distressed auto sector and an aging credit cycle. We remain cautious for the reasons above, and are on track for the returns we anticipated for 2006.

The Fund's long-term strategy has been to identify value opportunities in out-of-favor or under followed securities of financially sound companies. There tend to be significant opportunities over time in the securities of companies that are temporarily out-of-favor due to specific company issues or in industries that are out-of-favor. Often times we find companies that are in a period of transition where market sentiment is overly harsh or negative resulting in undervalued securities. A cheap price does not guarantee a good investment; therefore, we must be able to identify a catalyst we believe will allow the investments to return to favor and higher valuations. We believe that by identifying securities trading below their fair values due to non-fundamental short-term issues, emotion or misunderstanding, they have potential to be great long-term investments. The challenge is often determining the price at which the security offers the best value. Our philosophy of investing for the long-term often leads us to be in early, but we allow ourselves latitude to increase position size when we deem it appropriate.

The Fund's performance in 2006 reflects both the positive and negative volatility in our deeper value investments. The Fund's positions in GMAC and Ford Motor Credit Company, which were initiated in 2005, have rebounded as the management of each company has pursued restructuring plans to cut costs and provide greater flexibility in the future. During the past year, a number of investors suspected these companies, as well as most of the auto industry in the U.S., were at great risk of failure. It was our opinion that the pessimism was too extreme, and that the finance companies of General Motors and Ford Motor Company would survive. The Fund has benefited from this strategy.

We remain cautious for the balance of 2006 because of the challenges facing the high yield corporate bond markets. The Federal Reserve appears intent on repeating history by raising rates until they sufficiently suffocate economic growth. Fed Funds stand at 5.25% as of June 30, and investors see a high probability of another 0.25% increase by year-end. The economy slowed dramatically in the second quarter of 2006. The annualized GDP went from 5.6% in the first quarter to 2.5% by June 30. While the slower growth may lead to lower interest rates, the decline in economic activity may produce some unwelcome surprises in company earnings in future months. We believe the greatest risk is to consumer spending, which we believe will soften due to higher borrowing costs, an increasing tax burden, modest wage growth and what appears to be a slowing housing market.

Our strategy for the balance of 2006 will be to continue to upgrade the portfolio holdings and increase allocations in fundamentally strong companies positioned to weather a more uncertain economic landscape. Our objective for the Fund is to generate an attractive distribution yield for our shareholders and attractive total returns with less volatility. We believe that absolute, positive returns along with attractive income returns will be a greater focus for investors in the years ahead.

Returns for Nicholas High Income Fund, Inc. and selected indices are provided in the chart below for the periods ended June 30, 2006. The Fund and Morningstar performance data is net of fees, while the Merrill Lynch Index is gross of fees.

		Average Annual Total Return
	6 Month	1 Year	3 Year	5 Year	10 Year
Nicholas High Income Fund, Inc. - Class I	2.69%	5.04%	7.39%	5.37%	4.02%
Merrill Lynch U.S. High Yield Master II Index	3.07%	4.70%	8.46%	8.32%	6.58%
Morningstar High Yield Bond Funds Category	2.46%	4.76%	7.83%	7.44%	5.25%
Ending value of $10,000 invested in Nicholas High Income Fund, Inc. - Class I	$10,269	$10,504	$12,384	$12,988	$14,826

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class N of the Fund commenced operations on February 28, 2005. The annual returns shown for the Class I shares for this Fund would be substantially similar to the Class N because both classes of shares are invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses. Specifically, the performance shown for the Class I shares does not reflect the 0.25% 12b-1 fee or 0.10% servicing fee that is charged to Class N shares.

Thank you for your continued investment in the Nicholas High Income Fund.

Sincerely,

Lawrence J. Pavelec

Senior Vice President

Portfolio Manager

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Please refer to the schedule of investments in the report for complete Fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Merrill Lynch High Yield Master II Index is an unmanaged portfolio constructed to mirror the public high yield debt market. This index includes US dollar publicly issued corporate bonds and includes PIKS (payment-in-kind notes) and deferred interest bonds that are not yet accruing a coupon. Bonds rated in default, or that are not rated are excluded from the index. You cannot invest directly in an index. Each Morningstar Category average represents a universe of Funds with similar invest objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (08/06)

Financial Highlights Class I (NCINX)
For a share outstanding throughout each period
-------------------------------------------------------------------------
                                Six Months
                                   Ended                     Year Ended December 31,
                               June 30, 2006    ------------------------------------------
                                (unaudited)      2005     2004     2003     2002     2001
                               -------------    ------   ------   ------   ------   ------
NET ASSET VALUE,
 BEGINNING OF PERIOD ........       $2.10       $2.23    $2.19    $1.93    $2.36    $2.40
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
   Net investment income.....         .08         .16      .16      .17      .19      .24
   Net gain (loss) on
    securities (realized and
    unrealized) .............        (.02)       (.13)     .04      .26     (.42)    (.04)
                                    -----       -----    -----    -----    -----    -----
      Total from investment
       operations ...........         .06         .03      .20      .43     (.23)     .20
                                    -----       -----    -----    -----    -----    -----
   LESS DISTRIBUTIONS
   From net investment
    income ..................        (.04)       (.16)    (.16)    (.17)    (.20)    (.24)
                                    -----       -----    -----    -----    -----    -----
NET ASSET VALUE, END
 OF PERIOD ..................       $2.12       $2.10    $2.23    $2.19    $1.93    $2.36
                                    -----       -----    -----    -----    -----    -----
                                    -----       -----    -----    -----    -----    -----

TOTAL RETURN ................       2.69%(1)    1.38%    9.65%   22.75% (10.13)%    8.76%

SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) ..........       $97.3      $101.9   $114.6   $120.4   $101.4   $118.7
Ratio of expenses to
 average net assets .........        .72%(2)     .69%     .64%     .60%     .58%     .61%
Ratio of net investment
 income to average
 net assets .................       6.93%(2)    7.06%    7.16%    7.94%    8.77%    9.56%
Portfolio turnover rate .....      46.12%(2)   59.29%   64.17%  104.40%   57.19%   69.84%

(1) Not annualized.
(2) Annualized.

 The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNHIX)
For a share outstanding throughout each period
---------------------------------------------------------------------
                                   Six Months
                                      Ended          Period from
                                  June 30, 2006      02/28/2005 (1)
                                   (unaudited)      to 12/31/2005
                                  -------------     -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD ........          $2.08            $2.24
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
   Net investment income ....            .07              .15
   Net loss on
    securities (realized and
    unrealized) .............           (.02)            (.16)
                                       -----            -----
      Total from investment
       operations ...........            .05             (.01)
                                       -----            -----
   LESS DISTRIBUTIONS
   From net investment
    income ..................           (.04)            (.15)
                                       -----            -----
NET ASSET VALUE, END
 OF PERIOD ..................          $2.09            $2.08
                                       -----            -----
                                       -----            -----

TOTAL RETURN ................          2.20%(2)       (0.53)%(2)

SUPPLEMENTAL DATA:
Net assets, end of
 period (thousands) .........         $118.8            $52.2
Ratio of expenses to
 average net assets .........          1.09%(3)         1.04%(3)
Ratio of net investment
 income to average
 net assets .................          6.65%(3)         6.85%(3)
Portfolio turnover rate .....         46.12%(3)        59.29%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.

 The accompanying notes to financial statements are an integral part of these highlights.
-----------------------------------------------------------------------------------------
Top Ten Portfolio Issuers
June 30, 2006 (unaudited)
-------------------------------------------------------------------------------

                                                                  Percentage
        Name                                                    of Net Assets
        ----                                                    -------------
        General Motors Acceptance Corporation .....................     3.48%
        DaVita, Inc. ..............................................     2.96%
        Ford Motor Credit Company .................................     2.85%
        MGM MIRAGE ................................................     2.50%
        EchoStar DBS Corporation ..................................     2.46%
        Constellation Brands, Inc. ................................     2.37%
        DRS Technologies, Inc. ....................................     2.22%
        Solo Cup Company ..........................................     2.22%
        Sequa Corporation .........................................     2.17%
        SunGard Data Systems Inc. .................................     2.13%
                                                                       ------
        Total of top ten ..........................................    25.36%
                                                                       ------
                                                                       ------

-------------------------------------------------------------------------------
Sector Diversification (As a Percentage of Portfolio)
June 30, 2006 (unaudited)
-------------------------------------------------------------------------------

        BAR CHART PLOT POINTS
        Consumer Discretionary ....................................    22.22%
        Industrials ...............................................    18.51%
        Health Care ...............................................    14.70%
        Consumer Staples ..........................................    11.36%
        Energy ....................................................     8.52%
        Information Technology.....................................     7.65%
        Financials ................................................     4.94%
        Short-Term Investments ....................................     4.13%
        Utilities .................................................     3.23%
        Materials .................................................     3.19%
        Telecommunication Services ................................     1.55%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended June 30, 2006 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class I

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                       12/31/05         06/30/06       01/01/06 - 06/30/06
        ------------------------------------------------------------------
        Actual        $1,000.00        $1,026.90               $3.62
        Hypothetical   1,000.00         1,021.43                3.61
         (5% return before expenses)

        * Expenses are equal to the Class I six-month annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Class N

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period**
                       12/31/05         06/30/06       01/01/06 - 06/30/06
        ------------------------------------------------------------------
        Actual        $1,000.00        $1,022.00               $5.46
        Hypothetical   1,000.00         1,019.59                5.46
         (5% return before expenses)

        ** Expenses are equal to the Class N six-month annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Schedule of Investments
June 30, 2006 (unaudited)
---------------------------------------------------------------------------
 Shares or
 Principal
  Amount                                                         Value
----------                                                    -----------
NON-CONVERTIBLE BONDS -- 94.91%
            Consumer Discretionary -
             Auto & Components - 6.23%
$  750,000  American Axle & Manufacturing, Inc.
             5.25%, 02/11/14                                  $   622,500
   500,000  ArvinMeritor, Inc.
             8.125%, 09/15/15                                     462,500
 1,500,000  Dura Operating Corp.
             8.625%, 04/15/12                                   1,275,000
 3,000,000  Ford Motor Credit Company
             5.625%, 10/01/08                                   2,775,192
 1,000,000  Goodyear Tire & Rubber Company (The)
             7.857%, 08/15/11                                     927,500
                                                              -----------
                                                                6,062,692
                                                              -----------
            Consumer Discretionary -
             Consumer Durables & Apparel -- 0.99%
 1,000,000  Eastman Kodak Company
             7.25%, 11/15/13                                      963,083
                                                              -----------
            Consumer Discretionary -
              Consumer Services -- 2.20%
 1,500,000  United Rentals (North America), Inc.
             7.75%, 11/15/13                                    1,425,000
   750,000  Vail Resorts, Inc.
             6.75%, 02/15/14                                      712,500
                                                              -----------
                                                                2,137,500
                                                              -----------
            Consumer Discretionary - Hotels,
             Restaurants & Leisure -- 4.91%
   500,000  Herbst Gaming, Inc.
             7.00%, 11/15/14                                      475,000
 2,500,000  MGM MIRAGE
             6.00%, 10/01/09                                    2,431,250
 2,000,000  Station Casinos, Inc.
             6.00%, 04/01/12                                    1,872,500
                                                              -----------
                                                                4,778,750
                                                              -----------
            Consumer Discretionary - Media -- 6.15%
 1,250,000  DIRECTV Holdings LLC
             144A restricted, 6.375%, 06/15/15                  1,153,125
 2,500,000  EchoStar DBS Corporation
             6.375%, 10/01/11                                   2,393,750
 1,750,000  Emmis Operating Company
             6.875%, 05/15/12                                   1,715,000
   750,000  Reader's Digest Association, Inc. (The)
             144A restricted, 6.50%, 03/01/11                     723,750
                                                              -----------
                                                                5,985,625
                                                              -----------
            Consumer Discretionary - Retail -- 1.53%
 1,500,000  Rent-A-Center, Inc.
             7.50%, 05/01/10                                    1,492,500
                                                              -----------
            Consumer Staples - Food,
             Beverage & Tobacco -- 4.89%
 2,250,000  Constellation Brands, Inc.
             8.125%, 01/15/12                                   2,311,875
 1,500,000  Pinnacle Foods Group Inc.
             8.25%, 12/01/13                                    1,473,750
 1,000,000  Reynolds American Inc.
             144A restricted, 7.25%, 06/01/13                     977,500
                                                              -----------
                                                                4,763,125
                                                              -----------
            Consumer Staples - Food
             & Staple Retail -- 2.52%
   500,000  Denny's Holdings, Inc.
             10.00%, 10/01/12                                     497,500
 1,000,000  Pilgrim's Pride Corporation
             9.625%, 09/15/11                                   1,040,000
 1,000,000  Restaurant Company (The)
             10.00%, 10/01/13                                     915,000
                                                              -----------
                                                                2,452,500
                                                              -----------

            Consumer Staples - Household
             & Personal Products -- 3.84%
 2,500,000  Solo Cup Company
             8.50%, 02/15/14                                    2,162,500
   750,000  Spectrum Brands, Inc.
             7.375%, 02/01/15                                     609,375
 1,000,000  Visant Holding Corporation
             144A restricted, 8.75%, 12/01/13                     965,000
                                                              -----------
                                                                3,736,875
                                                              -----------
            Energy -- 8.43%
 2,000,000  Denbury Resources Inc.
             7.50%, 04/01/13                                    2,000,000
 1,500,000  Forest Oil Corporation
             7.75%, 05/01/14                                    1,503,750
   750,000  Grant Prideco, Inc.
             6.125%, 08/15/15                                     699,375
   500,000  Harvest Operations Corp.
             7.875%, 10/15/11                                     475,000
   500,000  Hornbeck Offshore Services, Inc.
             6.125%, 12/01/14                                     463,750
 1,000,000  Stone Energy Corporation
             8.25%, 12/15/11                                    1,010,000
   500,000  Stone Energy Corporation
             6.75%, 12/15/14                                      501,875
 1,500,000  Williams Companies, Inc. (The)
             8.125%, 03/15/12                                   1,556,250
                                                              -----------
                                                                8,210,000
                                                              -----------
            Financials - Diversified -- 3.48%
 3,500,000  General Motors Acceptance Corporation (1)
             7.43%, 12/01/14                                    3,390,594
                                                              -----------

            Financials - Insurance -- 0.89%
 1,000,000  Fairfax Financial Holdings Limited
             7.75%, 04/26/12                                      870,000
                                                              -----------
            Financials - Real Estate -- 0.52%
   500,000  Corrections Corporation of America
             7.50%, 05/01/11                                      503,750
                                                              -----------
            Health Care - Equipment -- 0.90%
 1,000,000  MSC - Medical Services Company (2)
             12.57%, 10/15/11                                     875,000
                                                              -----------
            Health Care - Services -- 13.66%
 1,250,000  AmeriPath, Inc.
             10.50%, 04/01/13                                   1,310,937
 3,000,000  DaVita, Inc.
             7.25%, 03/15/15                                    2,880,000
 2,000,000  Fresenius Medical Care Capital Trust IV
             7.875%, 06/15/11                                   2,020,000
   750,000  HCA Inc.
             6.375%, 01/15/15                                     694,912
   500,000  Inverness Medical Innovations, Inc.
             8.75%, 02/15/12                                      485,000
   500,000  Omnicare, Inc.
             6.875%, 12/15/15                                     475,000
 1,250,000  Psychiatric Solutions, Inc.
             10.625%, 06/15/13                                  1,362,500
 2,000,000  Res-Care, Inc.
             7.75%, 10/15/13                                    1,985,000
 1,500,000  Tenet Healthcare Corporation
             6.375%, 12/01/11                                   1,338,750
   750,000  Triad Hospitals, Inc.
             7.00%, 05/15/12                                      746,250
                                                              -----------
                                                               13,298,349
                                                              -----------
            Industrials - Capital Goods -- 9.09%
 1,000,000  Accuride Corporation
             8.50%, 02/01/15                                      960,000
 1,500,000  Bombardier Inc.
             144A restricted, 6.75%, 05/01/12                   1,380,000
 2,250,000  DRS Technologies, Inc.
             6.875%, 11/01/13                                   2,165,625
   500,000  L-3 Communications Corporation
             5.875%, 01/15/15                                     466,250
   750,000  L-3 Communications Corporation
             6.375%, 10/15/15                                     716,250
   973,000  Manitowoc Company, Inc. (The)
             10.50%, 08/01/12                                   1,055,705
 2,000,000  Sequa Corporation
             9.00%, 08/01/09                                    2,110,000
                                                              -----------
                                                                8,853,830
                                                              -----------
            Industrials - Commerical Services
             & Supplies -- 9.23%
 1,000,000  Alliance Laundry Systems LLC
             8.50%, 01/15/13                                      965,000
 2,000,000  Allied Waste North America, Inc.
             6.50%, 11/15/10                                    1,930,000
 2,000,000  GEO Group, Inc. (The)
             8.25%, 07/15/13                                    2,000,000
 2,250,000  Great Lakes Dredge & Dock Company
             7.75%, 12/15/13                                    2,072,812
 2,000,000  Waste Services, Inc.
             9.50%, 04/15/14                                    2,020,000
                                                              -----------
                                                                8,987,812
                                                              -----------
            Information Technology -
             Hardware & Equipment -- 2.46%
 1,500,000  Flextronics International Ltd.
            6.25%, 11/15/14                                     1,404,375
 1,000,000  Xerox Corporation
            6.875%, 08/15/11                                      993,750
                                                              -----------
                                                                2,398,125
                                                              -----------
            Information Technology -
             Software & Services -- 5.11%
 1,500,000  Iron Mountain Incorporated
             8.625%, 04/01/13                                   1,500,000
 2,000,000  SunGard Data Systems Inc.
             144A restricted, 9.125%, 08/15/13                  2,075,000
 1,500,000  Unisys Corporation
             6.875%, 03/15/10                                   1,400,625
                                                              -----------
                                                                4,975,625
                                                              -----------
            Materials -- 3.15%
 1,500,000  Lyondell Chemical Company
             9.625%, 05/01/07                                   1,522,500
   500,000  Owens-Illinois, Inc.
             8.10%, 05/15/07                                      502,500
   974,000  United States Steel LLC
             10.75%, 08/01/08                                   1,047,050
                                                              -----------
                                                                3,072,050
                                                              -----------
            Telecommunication Services -- 1.53%
 1,000,000  Nextel Communications, Inc.
             6.875%, 10/31/13                                   1,005,862
   500,000  Syniverse Technologies Inc.
             7.75%, 08/15/13                                      486,250
                                                              -----------
                                                                1,492,112
                                                              -----------
            Utilities -- 3.20%
 1,000,000  AES Corporation (The)
             144A restricted, 8.75%, 05/15/13                   1,070,000
   500,000  Nevada Power Company
             8.25%, 06/01/11                                      534,461
 1,500,000  Sonat Inc.
             7.625%, 07/15/11                                   1,515,000
                                                              -----------
                                                                3,119,461
                                                              -----------
                TOTAL NON-CONVERTIBLE BONDS
                 (cost $94,594,151)                            92,419,358
                                                              -----------
SHORT-TERM INVESTMENTS -- 4.09%
            Commercial Paper -- 3.39%
   300,000  Kraft Foods Inc.
             5.31%, 07/03/06                                      300,000
   600,000  Time Warner Cable, Inc.
             5.37%, 07/05/06                                      599,821
   300,000  Sara Lee Corporation
             5.35%, 07/06/06                                      299,866
   400,000  General Mills, Inc.
             5.25%, 07/10/06                                      399,592
   400,000  Sara Lee Corporation
             5.28%, 07/10/06                                      399,589
   550,000  General Mills, Inc.
             5.30%, 07/12/06                                      549,271
   750,000  Fiserv, Inc.
             5.45%, 07/21/06                                      747,956
                                                              -----------
                                                                3,296,095
                                                              -----------
            Variable Rate Security -- 0.70%
   682,705  Wisconsin Corporate
             Central Credit Union (3)
             5.02%, 07/03/06                                      682,705
                                                              -----------
                TOTAL SHORT-TERM INVESTMENTS
                 (cost $3,978,800)                              3,978,800
                                                              -----------
                TOTAL INVESTMENTS -- 99.00%
                 (cost $98,572,951)                            96,398,158
                                                              -----------
            OTHER ASSETS,
             NET OF LIABILITIES -- 1.00%                          973,230
                                                              -----------
                TOTAL NET ASSETS
                 (basis of percentages
                 disclosed above) -- 100%                     $97,371,388
                                                              -----------
                                                              -----------

(1) Floating Rate Note based on U.S. dollar denominated 3-month LIBOR plus 220 basis points.
(2) Floating Rate Note based on U.S. dollar denominated 3-month LIBOR plus 750 basis points.
(3) Subject to a demand feature as defined by the Securities and Exchange
Commission.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2006 (unaudited)
-------------------------------------------------------------------------------

ASSETS
    Investments in securities at value (cost $98,572,951) .....   $ 96,398,158
         Interest receivable ..................................      1,814,651
         Other ................................................          5,427
                                                                  ------------
              Total assets ....................................     98,218,236
                                                                  ------------

LIABILITIES
    Payables -
         Investment securities purchased ......................        741,970
         Due to adviser -
              Management fee ..................................         38,663
              Accounting and administrative fee ...............          4,285
         12b-1 and servicing fee ..............................            176
         Other payables and accrued expense ...................         61,754
                                                                  ------------
              Total liabilities ...............................        846,848
                                                                  ------------
              Total net assets ................................   $ 97,371,388
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF
    Paid in capital ...........................................   $177,493,880
    Net unrealized depreciation on investments ................     (2,174,793)
    Accumulated net realized loss on investments ..............    (79,751,362)
    Accumulated undistributed net investment income ...........      1,803,663
                                                                  ------------
              Total net assets ................................   $ 97,371,388
                                                                  ------------
                                                                  ------------

Class I:
Net assets ....................................................    $97,252,549
Shares outstanding ............................................     45,952,616
NET ASSET VALUE PER SHARE ($.01 par value,
75,000,000 shares authorized),
 offering price and redemption price ..........................          $2.12
                                                                         -----
                                                                         -----
Class N:
Net assets ....................................................       $118,839
Shares outstanding ............................................         56,825
NET ASSET VALUE PER SHARE ($.01 par value,
25,000,000 shares authorized),
 offering price and redemption price ..........................          $2.09
                                                                         -----
                                                                         -----

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2006 (unaudited)
-------------------------------------------------------------------------------

INCOME
    Interest ..................................................    $ 3,795,870
    Other .....................................................         31,405
                                                                   -----------
         Total income .........................................      3,827,275
                                                                   -----------

EXPENSES
    Management fee ............................................        224,276
    Transfer agent fees .......................................         30,399
    Registration fees .........................................         25,454
    Accounting and administrative fees ........................         25,017
    Audit and tax fees ........................................         12,150
    Accounting system and pricing service fees ................          8,505
    Postage and mailing .......................................          8,435
    Legal fees ................................................          8,250
    Directors' fees ...........................................          6,000
    Printing ..................................................          5,452
    Insurance .................................................          2,758
    Custodian fees ............................................          2,585
    12b-1 fees -- Class N .....................................            106
    Servicing fees -- Class N .................................             42
    Other operating expenses ..................................          1,937
                                                                   -----------
         Total expenses .......................................        361,366
                                                                   -----------
         Net investment income ................................      3,465,909
                                                                   -----------

NET REALIZED LOSS ON INVESTMENTS ..............................       (649,685)
                                                                   -----------
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
 ON INVESTMENTS ...............................................       (423,552)
                                                                   -----------
    Net realized and unrealized loss on investments ...........     (1,073,237)
                                                                   -----------
    Net increase in net assets resulting from operations ......    $ 2,392,672
                                                                   -----------
                                                                   -----------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2006 (unaudited) and the year ended December
31, 2005
-------------------------------------------------------------------------------
                                           Six months ended
                                              06/30/2006              2005
                                             -------------       -------------
INCREASE IN NET ASSETS
 FROM OPERATIONS
    Net investment income .................. $   3,465,909        $  7,491,436
    Net realized loss
     on investments ........................      (649,685)            (37,374)
    Change in net unrealized
     appreciation/depreciation
     on investments ........................      (423,552)         (5,877,948)
                                             -------------       -------------
         Net increase in net assets
          resulting from operations ........     2,392,672           1,576,114
                                             -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income - Class I ...    (1,726,471)         (7,550,000)
    From net investment income - Class N ...        (1,999)             (2,016)
                                             -------------       -------------
         Total distributions ...............    (1,728,470)         (7,552,016)
                                             -------------       -------------

CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued - Class I
     (734,017 and 3,129,193
     shares, respectively) .................     1,568,368           6,824,214
    Reinvestment of distributions - Class I
     (668,629 and 2,927,577
     shares, respectively) .................     1,430,867           6,212,455
    Cost of shares redeemed - Class I
     (3,881,025 and 9,078,987
     shares, respectively) .................    (8,283,357)        (19,805,738)
    Proceeds from shares issued - Class N
     (33,838 and 51,900
     shares, respectively) .................        72,097             111,977
    Reinvestment of distributions - Class N
     (899 and 936
     shares, respectively) .................         1,897               1,999
    Cost of shares redeemed - Class N
     (2,981 and 27,767
     shares, respectively) .................        (6,356)            (60,254)
                                             -------------       -------------
         Decrease in net assets
          derived from capital share
          transactions .....................    (5,216,484)         (6,715,347)
                                             -------------       -------------
         Total decrease in net assets ......    (4,552,282)        (12,691,249)
                                             -------------       -------------

NET ASSETS
    Beginning of period ....................   101,923,670         114,614,919
                                             -------------       -------------
    End of period (including accumulated
     undistributed net investment income
     of $1,803,663 and $66,224,
     respectively) .........................  $ 97,371,388        $101,923,670
                                             -------------       -------------
                                             -------------       -------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2006 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas High Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is high current income consistent with the preservation and conservation of capital values. Effective February 28,
    2005, the Fund issued a new class of shares, Class N and renamed the existing class as Class I.  Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus.  The following is a summary of the significant accounting policies of the Fund:

    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal, institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the
         Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.
         Investment transactions for financial statement purposes are recorded on trade date.

    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.  Generally, discounts and premiums on long-term security purchases, if any, are amortized over the lives of the respective securities using the effective yield method.

    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

         Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.

    (e)  Distributions from net investment income are generally declared and paid quarterly. Distributions of net realized capital gain, if any, are declared and paid at least annually.

         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net investment income.  At
         June 30, 2006, no reclassifications were recorded.

         The tax character of distributions paid during the six months ended
         June 30, 2006 and the year ended December 31, 2005 were as follows:

                                             06/30/2006        12/31/2005
                                             ----------        ----------
              Distributions paid from:
              Ordinary income ............   $1,728,470        $7,552,016
                                             ----------        ----------
                                             ----------        ----------

         As of June 30, 2006, investment cost for federal tax purposes was
         $98,572,951 and the tax basis components of net assets were as follows:

              Unrealized appreciation ....................... $    854,530
              Unrealized depreciation .......................   (3,029,323)
                                                              ------------
              Net unrealized depreciation....................   (2,174,793)
                                                              ------------
              Undistributed ordinary income .................    1,803,663
              Accumulated net realized capital loss .........  (79,751,362)
              Paid in capital ...............................  177,493,880
                                                              ------------
              Net assets .................................... $ 97,371,388
                                                              ------------
                                                              ------------

         There were no differences between the book-basis and tax-basis components of net assets.

         As of June 30, 2006, the Fund has capital loss carryforwards of approximately $79,751,000, which expire as follows: $4,686,000 in
         2007, $19,346,000 in 2008, $30,985,000 in 2009, $23,496,000 in 2010
         and $1,238,000 in 2014. To the extent the Fund has future net realized capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss carryforward.

         As of June 30, 2006, the Fund had no tax deferral of wash loss sales.

    (f)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.

(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .50% of the average net asset value up to and including $50 million, .40% of the average net asset value in excess of $50 million and up to and including $100 million and .30% of the average net asset value in excess of $100 million. Also, the Adviser may be paid for accounting and administrative services rendered by its personnel.  The Fund incurred expenses of $25,017 for accounting and administrative services during the period ended June 30, 2006.

    (b)  Independent Counsel --
         A director of the Adviser is affiliated with a law firm that provides services to the Fund.  The Fund incurred expenses of $6,000 for the period ended June 30, 2006 for legal services rendered by this law firm.

(3) Investment Transactions --
    For the period ended June 30, 2006, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $21,675,108 and $25,511,392, respectively.

(4) Concentration of Risk --
    The Fund invests primarily in high yield debt securities.  The market values of these high yield debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities.  In addition, the market for these securities is generally less liquid than for higher rated securities.

Historical Record
(unaudited)
--------------------------------------------------------------------------------------------------
                                     Net Investment    Growth of
                            Net          Income       an Initial
                        Asset Value   Distributions     $10,000
                         Per Share      Per Share    Investment (2)
                        -----------  --------------  --------------
Class I
November 21, 1977 (1) ..   $5.10        $  --            $10,000
December 31, 1987 ......    3.64         0.4660           22,560
December 31, 1988 ......    3.68         0.3710           25,164
December 31, 1989 ......    3.44         0.3830           26,155
December 31, 1990 ......    3.01         0.3970           25,886
December 31, 1991 ......    3.34         0.3460           31,853
December 31, 1992 ......    3.38         0.2955           35,143
December 31, 1993 ......    3.52         0.2890           39,695
December 31, 1994 ......    3.21         0.3010           39,626
December 31, 1995 ......    3.42         0.2950           46,029
December 31, 1996 ......    3.53         0.2960           51,721
December 31, 1997 ......    3.69         0.2903           58,514
December 31, 1998 ......    3.39         0.3155           58,788
December 31, 1999 ......    3.06         0.3312           58,749
December 31, 2000 ......    2.40         0.3060           51,620
December 31, 2001 ......    2.36         0.2430           56,144
December 31, 2002 ......    1.93         0.1985           50,459
December 31, 2003 ......    2.19         0.1690           61,937
December 31, 2004 ......    2.23         0.1640           67,915
December 31, 2005 ......    2.10         0.1579           68,849
June 30, 2006 ..........    2.12         0.0369(a)        70,703

Class N
February 28, 2005 (1) ..   $2.24        $  --             $10,000
December 31, 2005 ......    2.08         0.1464             9,947
June 30, 2006 ..........    2.09         0.0360(a)         10,165

(1) Initial date under Nicholas Company, Inc. management.
(2) Assuming reinvestment of distributions.

    The Fund distributed no capital gains for the time periods listed.

(a) Paid on April 28, 2006, $0.0369 and $0.0360 to respective Class I and
Class N shareholders of record on April 27, 2006.

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
In February 2006, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through February 2007.  In connection with renewal of the Investment Advisory
Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the
Board.  For the fiscal year ended December 31, 2005, the management fee was
0.44% and the Fund's Class I and Class N total expense ratios (including the management fee) were 0.69% and 1.04%, respectively.  In renewing the Investment
Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund's peer group: (i) the Fund's expense ratio, which was low compared to the overall peer group; (ii) the Fund's performance on a short-term and long-term basis; (iii) the Fund's management fee; (iv) the overall performance of the market as measured by a number of different indices, including the Merrill Lynch High Yield Master II Index; and
(v) the range and quality of the services offered by the Adviser.  The peer group fund data included high-yield bond funds with similar asset sizes.  In terms of the peer group data used for performance comparisons, the Fund's Class
I was ranked 9th, 8th, 8th and 11th out of 15 funds for the one-, three-, five-
and ten-year periods ending December 31, 2006.  The Fund's Class I had the third lowest expense ratio among its peer group.

The Board considered the range of services to be provided by the Adviser to the
Fund under the Advisory Agreement. The Board concluded that the nature and extent of the services to be provided were appropriate and that the Adviser had historically provided such services in accordance with the Board's expectations and the terms of the Advisory Agreement. Turning to the quality of services provided, the Board considered the Adviser's portfolio management capabilities and the scope and quality of its research capacity.  The Board also considered the Adviser's experience in fund accounting, administration and regulatory compliance.  The Board agreed that historically the quality of services provided by the Adviser had met or exceeded the Board's expectations and the service levels contemplated by the Advisory Agreement.

The Board considered the investment performance of the Fund and the Adviser.
Among other things, the Board noted its consideration of the Fund's performance relative to peer funds and its benchmarks. The Board reviewed the actual and relative short-term and long-term performance of the Fund.  The Board agreed that the Fund demonstrated satisfactory performance with respect to comparable funds and its benchmarks.  The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund's fee levels and concluded that the Adviser had been instrumental in holding down Fund costs, citing consistently low fees in an environment where fund fees have been on an upward trend.

The Board considered the cost of services provided by the Adviser.  The Board also considered the profits realized by the Adviser in connection with the management and distribution of the Fund, as expressed by the Adviser's management in general terms.  The Board expressed satisfaction that the
Adviser's financial condition was strong and that it was capable of delivering the range of services contemplated by the Advisory Agreement.  The Board expressed the opinion that given the Board's focus on performance and maintaining a low fee structure that the Adviser's profits were not relevant.

The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund. The Board expressed satisfaction with the Fund's performance, management's control of expenses and the rate of the management fee for the Fund and the overall level of services provided by the Adviser.

Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP

*     Coverdell Education Accounts

*     Profit Sharing Plan

*     Automatic Investment Plan

*     Direct Deposit of Dividend and Capital Gain Distributions

*     Systematic Withdrawal Plan with Direct Deposit

*     Monthly Automatic Exchange between Funds

*     Telephone Redemption

*     Telephone Exchange

*     24-hour Automated Account Information (1-800-544-6547)

*     24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(1-800-544-6547).

                            Directors and Officers

                   DAVID O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                 ALBERT O. NICHOLAS, Executive Vice President

                  DAVID L. JOHNSON, Executive Vice President

              JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                  LAWRENCE J. PAVELEC, Senior Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                  Distributor
                           Quasar Distributors, LLC
                             Milwaukee, Wisconsin

                                   Custodian
                                U.S. BANK N.A.
                             Milwaukee, Wisconsin

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                        NICHOLAS HIGH INCOME FUND, INC.

700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com

June 30, 2006

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 08/29/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 08/29/2006

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 08/29/2006